June 6, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the "Trust")

             Post-Effective Amendment No. 244 to Registration Statement No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, for the Wells Fargo Advantage Emerging Markets Equity Income Fund and Wells Fargo Advantage Emerging Markets Local Bond Fund (each, a "Fund" and together, the “Funds”), the form of the Funds’ prospectuses that the Trust would have filed under Rule 497(c) under the Act and the form of the Wells Fargo Advantage Emerging Markets Equity Income Fund’s Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's most recent post-effective amendment (Post-Effective Amendment 244 to Registration Statement No. 333-74295/811-09253) (the "Amendment"). The text of the Amendment was filed electronically via EDGAR on May 31, 2012.

The Statement of Additional Information relating to the Wells Fargo Advantage Emerging Markets Local Bond Fund will be filed pursuant to Rule 497(c) under the Act to reflect non-material changes.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.